Income Taxes - Schedule of Deferred Tax Assets (Details) - As Previously Reported [Member] - USD ($)	Jan. 31, 2025	Oct. 31, 2024
Deferred tax assets
Net operating loss carryforwards	$ 664,145	$ 421,921
Capitalized research and development costs	85,477	100,146
Stock based compensation	67,982	54,970
Other	209	209
Total deferred tax asset	817,813	577,246
Valuation allowance	(799,115)	(560,133)
Deferred tax assets, net	18,698	17,113
Deferred tax liabilities
Depreciation	(18,698)	(17,113)
Net deferred tax assets